Pay vs Performance Disclosure	12 Months Ended
	Dec. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)	Jan. 02, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Ivo Jurek¹ ($)	Compensation Actually Paid to Ivo Jurek¹˒² ($)	Average Summary Compensation Table Total for Non-PEO NEOs³, [4] ($)	Average Compensation Actually Paid to Non-PEO NEOs¹˒²˒³ ($)	Value of Initial Fixed $100 Investment based on:[5]		Net Income ($ Millions)	Company Selected Measure: Adjusted ROIC[6] (%)
					TSR ($)	Peer Group TSR ($)

2023	9,711,014	12,554,973	2,212,843	2,610,559	97.88	189.06	256.4	23.0
2022	14,402,390	23,468,581	2,840,801	2,999,906	83.22	137.30	242.5	20.0
2021	8,772,299	11,819,941	2,711,194	3,205,263	116.05	152.59	331.3	22.4
2020	7,680,120	6,594,375	1,841,794	1,463,484	93.07	119.52	90.0	15.2

Company Selected Measure Name	Adjusted ROIC
Named Executive Officers, Footnote	Ivo Jurek was our PEO for each year presented.Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023

L. Brooks Mallard	L. Brooks Mallard	L. Brooks Mallard	L. Brooks Mallard
Walter Lifsey	Walter Lifsey	Walter Lifsey	Thomas G. Pitstick
Grant Gawronski	Grant Gawronski	Grant Gawronski	Cristin C. Bracken
David Wisniewski	Thomas G. Pitstick	Thomas G. Pitstick	Gwendolyn Montgomery
David Naemura		Cristin C. Bracken
Roger Gaston

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the S&P 400 MidCap Capital Goods Industry Group (“Peer Group”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our 2023 Annual Report. The comparison assumes $100 was invested for the period starting December 27, 2019 (the last trading day of our fiscal year 2019), through the end of the listed year in the Company and in the Peer Group, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 9,711,014	$ 14,402,390	$ 8,772,299	$ 7,680,120
PEO Actually Paid Compensation Amount	$ 12,554,973	23,468,581	11,819,941	6,594,375
Adjustment To PEO Compensation, Footnote	CAP reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts shown for exclusion of stock awards and option awards below are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.
The amounts in the inclusion of equity values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Ivo Jurek ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Ivo Jurek ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Ivo Jurek ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Ivo Jurek ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Ivo Jurek ($)	Total - Inclusion of Equity Values for Ivo Jurek ($)

2023	5,928,013	1,344,455	—	1,276,919	—	8,549,387
For the values of equity awards included in the above tables, the valuation of certain stock option awards uses the same Black-Scholes option-pricing model with volatility assumptions that differ materially from those disclosed as of the grant date. The stock options were originally valued using a debt-levered model for the volatility assumption incorporating a weighting commensurate with the time Gates had been publicly traded. For purposes of this table, a weighted blend of Gates’ volatility and the average historical peer volatilities was used in cases where Gates’ stock price history was not sufficient to cover the expected terms of stock options being valued.

Non-PEO NEO Average Total Compensation Amount	$ 2,212,843	2,840,801	2,711,194	1,841,794
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,610,559	2,999,906	3,205,263	1,463,484
Adjustment to Non-PEO NEO Compensation Footnote	CAP reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts shown for exclusion of stock awards and option awards below are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average CAP to Non-PEO NEOs ($)

2023	2,212,843	(983,964)	1,381,681	2,610,559
For the values of equity awards included in the above tables, the valuation of certain stock option awards uses the same Black-Scholes option-pricing model with volatility assumptions that differ materially from those disclosed as of the grant date. The stock options were originally valued using a debt-levered model for the volatility assumption incorporating a weighting commensurate with the time Gates had been publicly traded. For purposes of this table, a weighted blend of Gates’ volatility and the average historical peer volatilities was used in cases where Gates’ stock price history was not sufficient to cover the expected terms of stock options being valued.

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2023	1,023,066	220,194	—	138,421	—	1,381,681

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures

Adjusted ROIC
Adjusted EBITDA
Relative TSR
Free Cash Flow
Revenue

Total Shareholder Return Amount	$ 97.88	83.22	116.05	93.07
Peer Group Total Shareholder Return Amount	189.06	137.30	152.59	119.52
Net Income (Loss)	$ 256,400,000	$ 242,500,000	$ 331,300,000	$ 90,000,000.0
Company Selected Measure Amount	0.230	0.200	0.224	0.152
PEO Name	Ivo Jurek
Additional 402(v) Disclosure	The amounts shown for compensation actually paid (“CAP”) above have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total for the PEO and the average of the Summary Compensation Table Totals for the non-PEO NEOs, in each case, with certain adjustments as described in footnote 3 below.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted ROIC
Non-GAAP Measure Description	We determined Adjusted ROIC to be the most important financial performance measure used to link the Company’s performance to CAP for our PEO and Non-PEO NEOs in 2022 and 2023. More information on Adjusted ROIC can be found at the “Elements of Compensation - Long-Term Incentive Opportunity” section of the CD&A. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 5
Pay vs Performance Disclosure
Name	Revenue
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,705,428)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,549,387
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,928,013
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,344,455
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,276,919
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(983,964)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,381,681
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,023,066
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	220,194
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	138,421
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0